Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales And Purchases Of Energy And Capacity - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	$ 1,080,269	$ 557,313
Energy purchases	748,210	483,564
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	26,899	25,756
Energy purchases	136,500	32,082
Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	161,317	118,069
Energy purchases	46,581	36,675
Colombia | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	8,911	8,221
Energy purchases	11,615	10,875
Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	59,474	45,874
Energy purchases	1,755	36,139
Peru | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	9,375	7,986
Energy purchases	8,435	11,582
Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	212,807	150,296
Energy purchases	52,548	63,941
Argentina | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	11
Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	646,671	243,074
Energy purchases	647,326	346,809
Brazil | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	8,602	9,549
Energy purchases	$ 116,450	$ 9,625